Unit Activity	12 Months Ended
Dec. 31, 2018
Unit Activity [Abstract]
Unit Activity
Unit Activity
The changes in contract owner units outstanding(1) for the Real Property Account by product for the years ended December 31, 2018, 2017 and 2016 were as follows:

December 31, 2018
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	20,268	245,420	—	265,688
Units redeemed:	(52,830)	(903,600)	—	(956,430)

December 31, 2017
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	726	257,536	—	258,262
Units redeemed:	(87,972)	(1,129,819)	—	(1,217,791)

December 31, 2016
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	19,419	464,588	—	484,007
Units redeemed:	(97,044)	(787,882)	—	(884,926)

(1) 2016 contract owner transaction amounts were reclassified in 2017 to conform to the current presentation.